401(k) Savings Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Maximum annual contributions percentage per employee	6.00%
Employee benefit plan, contributions by employer	$ 1.5	$ 1.3